Decommissioning Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Decommissioning Obligations
Decommissioning obligations, beginning of year	$ 14,072	$ 15,018
Changes in estimates	838	(946)
Accretion	186
Decommissioning obligations, end of year	$ 15,096	$ 14,072